Equity Method Investments and Variable Interest Entities (Consolidated Summarized Financial Information - Statements of Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Revenues	$ 1,466	$ 1,379	$ 1,385	$ 1,537	$ 1,452	$ 1,425	$ 1,422	$ 1,340	$ 5,767	$ 5,639	$ 4,913
Net income	$ 20	$ 52	$ (39)	$ (84)	$ 59	$ 58	$ 50	$ 42	(51)	209	310
Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Revenues									2,032	2,592	3,190
Operating income									54	92	197
Net income									$ 28	$ 48	$ 173